Accounts receivable, prepaids and other (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Accounts Receivable, Prepaids and Other

	2020	2019
	$	$

Supplier advances	5,208	13,768
Due from associate (Note 7)	—	14,441
Prepaid expenses	4,903	2,221
Current portion of derivative instruments	3,252	—
Other receivables	7,943	7,460
	21,306	37,890